Borrowing and onlending (Tables)	9 Months Ended
Sep. 30, 2023
Borrowings [abstract]
Disclosure of detailed information about borrowings [text block]

	09/30/2023	12/31/2022
Onlending obligations – Caixa Econômica Federal (a)	20,868	22,231
Onlending obligations – BNDES (b)	5,567	8,139
Others	61,214	6,078
Total	87,649	36,448

(a) Refers to on-lending operations for real estate loans taken out with Caixa Econômica Federal (at rates of between 4.5% and 6% p.a.);
(b) Refers to Working Capital operations with BNDES (at a fixed rate of up to 6.87% p.a.).